Investments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of investments

	United States Dollar
Figures in millions unless otherwise stated	2024	2023

Listed
At fair value through OCI[1]	114.5	65.7
Unlisted
Asanko redeemable preference shares[2]	—	99.7
Other[3]	46.5	40.5
Investments	161.0	205.9
Asanko redeemable preference shares – recognised as an asset held for sale[2]	—	(99.7)
O3 Mining - recognised as an asset held for sale[4]	(21.1)	—
Total investments	139.9	106.2
[1]The listed investments comprise mainly investments in Galiano Gold Inc. (formerly Asanko Gold Inc.) of US$62.8 million (2023: US$20.2 million), Tesoro Gold Limited shares and options of US$4.1 million (2023: US$4.1 million), Mineral Resources Limited of US$13.9 million (2022: US$31.2 million) and O3 Mining of US$21.1 million (2023:
US$nil). Refer note 45 for further details of listed investments.
[2]Consisted of 132,439,999 redeemable preference shares at par value for US$132,439,999 at 31 December 2023.
The following table shows a reconciliation from the fair value at the beginning of the year to the fair value of the redeemable preference shares at the end of the year
(level 3 financial instrument):

	United States Dollar
Asanko redeemable preference shares	2024	2023

Fair value at beginning of the year	—	60.3
Net change in fair value (recognised in OCI)	—	39.4
Fair value at end of the year	—	99.7
The fair value was based on the expected cash flows of the Asanko Gold Mine and this resulted in a upward fair value adjustment through other comprehensive income of US$39.4 million in 2023, due to the change in the timing of the expected cash flows.
The key inputs used in the valuation of the fair value at 31 December 2023 were the discount rate of 19.9%, the timing of the cash flows and gold price assumptions.
Any reasonable change in the timing of the cash flows or market related discount rate could have materially changed the fair value of the redeemable preference shares
(refer to note 41 for sensitivity analysis performed).
On 21 December 2023, Gold Fields announced the divestment of its 45% shareholding in Asanko Gold (both the preference shares and equity-accounted investee).
The Asanko redeemable preference shares were presented as an asset held for sale at 31 December 2023. Refer to notes 15 and 18 for further details.
[3]Other comprises listed bonds of US$37.2 million (2023: US$40.4 million) and other non-listed investments and warrants of US$9.3 million (2023: US$0.1 million).
[4]Refer note 15 for further details regarding the recognition of O3 Mining as an asset held for sale.